Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,455,170
Previously Paid Amount	0.00
Total Fee Amount	477.16
Total Offset Amount	0.00
Net Fee	477.16
Narrative - Max Aggregate Offering Price	$ 3,455,170
Final Prospectus	true